CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss)/income	$ 9,851	$ (8,749)	$ (7,256)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	1,066	1,268	2,108
Provision for doubtful accounts	3,523	655	703
Forgiveness of amounts due from Vimicro Qingdao			1,186
Inventory provision	183	1,048	1,050
Amortization	313	368	397
Deferred income tax benefit	(1,717)	586	(129)
Share-based compensation expenses	1,726	1,808	2,074
Loss from disposal of property and equipment	13	6	32
Gain on disposal of subsidiary and equity interest	(1,319)	(6)	(1,472)
Asset impairment			1,448
Equity in (gain)/loss of an equity investee, net of tax	(3,552)	(1,372)	87
Unrealized profits on downstream transactions between the Group and its equity investee	14,381	1,976	0
Loss from discontinued operations			740
Changes in assets and liabilities:
Restricted cash	(22)	1,996	1,412
Accounts and notes receivable	(3,177)	(464)	(7,968)
Amounts due from related parties	(75,866)	(20,328)	(1,142)
Inventories	58	(4,236)	3,527
Prepayments and other current assets	(4,400)	(2,915)	(2,014)
Other assets		(209)
Deferred tax liabilities	(9)	(9)
Accounts payable	21,042	14,199	(31)
Amounts due to related parties	(428)	2,575	1,221
Notes payable			(662)
Taxes payable	11,270	4,558	1,020
Advances from customers	9,003	1,195	790
Accrued expenses and other current liabilities	5,540	(4,812)	3,191
Product warranty	2,120	584	223
Deferred government grants	12,475	(4,528)	6,566
Net cash provided by/(used in) operating activities	2,074	(14,806)	7,101
Cash flows from investing activities:
Purchase of property, equipment and software	(20,787)	(9,945)	(8,506)
Purchase of noncurrent assets		(479)
Payment for performance guarantee with respect to construction activity		(291)
Investment in an equity investee		(468)	(4,275)
Long-term investment in cost method	(603)
Proceeds from disposal of assets in discontinued operations		2,900
Proceeds from disposal of equity interest, net of cash disposed	5,000	(1,481)	10,410
Proceeds from sales deposit of properties		3,280
Net cash used in investing activities	(16,390)	(6,484)	(2,371)
Cash flows from financing activities:
Proceeds from long-term bank loans		8,348	4,773
Changes in restricted cash	1,717	(1,181)	(547)
Repurchase of shares	(5,550)	(6,638)	(7,396)
Proceeds from exercise of share options	2,982	122	64
Proceeds from interest-free government loan	4,885		4,772
Net cash provided by financing activities	4,034	651	1,666
Effect of exchange rate changes on cash and cash equivalents	75	976	(91)
Net increase/(decrease) in cash and cash equivalents	(10,207)	(19,663)	6,305
Cash and cash equivalents at beginning of year	35,869	55,532	49,227
Cash and cash equivalents at end of year	25,662	35,869	55,532
Supplemental disclosure of cashflow information:
Payable for purchase of property and equipment	8,108	3,422
Cash paid during the year for:
Interest paid	887	800	256
Income tax paid	$ 44